Share-based compensation - Share options outstanding - ESOP (Details) - Employee share option plans (ESOP) - Options	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation
Outstanding share options	777,000	8,615,885	6,768,460	5,540,600
Later than two years and not later than three years
Share-based compensation
Outstanding share options	29,687	506,351
Later than three years and not later than four years
Share-based compensation
Outstanding share options		49,687
Later than four years and not later than five years
Share-based compensation
Outstanding share options	75,281	145,000
Later than five years and not later than six years
Share-based compensation
Outstanding share options	90,907	1,899,081
Later than six years and not later than seven years
Share-based compensation
Outstanding share options	110,500	2,708,396
Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	54,854	253,370
Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	113,888	1,216,865
Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	301,883	1,837,135
Strike Price CHF0.13
Share-based compensation
Outstanding share options	359,113
Strike Price CHF0.13 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	56,655
Strike Price CHF0.13 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	59,530
Strike Price CHF0.13 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	10,000
Strike Price CHF0.13 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	40,000
Strike Price CHF0.13 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	192,928
Strike Price CHF0.14 to 0.99
Share-based compensation
Outstanding share options	171,425
Strike Price CHF0.14 to 0.99 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	25,000
Strike Price CHF0.14 to 0.99 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	11,385
Strike Price CHF0.14 to 0.99 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	26,085
Strike Price CHF0.14 to 0.99 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	108,955
Strike Price CHF1.00 to 1.50
Share-based compensation
Outstanding share options	148,855	3,459,244
Strike Price CHF1.00 to 1.50 | Later than five years and not later than six years
Share-based compensation
Outstanding share options		292,261
Strike Price CHF1.00 to 1.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	72,013
Strike Price CHF1.00 to 1.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	17,362	184,883
Strike Price CHF1.00 to 1.50 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	59,480	1,189,373
Strike Price CHF1.00 to 1.50 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		1,792,727
Strike Price CHF1.51 to 2.00
Share-based compensation
Outstanding share options		2,398,245
Strike Price CHF1.51 to 2.00 | Later than two years and not later than three years
Share-based compensation
Outstanding share options		506,351
Strike Price CHF1.51 to 2.00 | Later than three years and not later than four years
Share-based compensation
Outstanding share options		49,687
Strike Price CHF1.51 to 2.00 | Later than four years and not later than five years
Share-based compensation
Outstanding share options		95,000
Strike Price CHF1.51 to 2.00 | Later than five years and not later than six years
Share-based compensation
Outstanding share options		1,606,820
Strike Price CHF1.51 to 2.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options		68,487
Strike Price CHF1.51 to 2.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options		27,492
Strike Price CHF1.51 to 2.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		44,408
Strike Price CHF1.51 to 2.50
Share-based compensation
Outstanding share options	92,315
Strike Price CHF1.51 to 2.50 | Later than two years and not later than three years
Share-based compensation
Outstanding share options	4,687
Strike Price CHF1.51 to 2.50 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	7,241
Strike Price CHF1.51 to 2.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options	38,487
Strike Price CHF1.51 to 2.50 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	27,492
Strike Price CHF1.51 to 2.50 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	14,408
Strike Price CHF2.01 to 2.50
Share-based compensation
Outstanding share options		293,506
Strike Price CHF2.01 to 2.50 | Later than four years and not later than five years
Share-based compensation
Outstanding share options		50,000
Strike Price CHF2.01 to 2.50 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options		243,506
Strike Price CHF2.51 to 3.00
Share-based compensation
Outstanding share options	5,292	2,464,890
Strike Price CHF2.51 to 3.00 | Later than five years and not later than six years
Share-based compensation
Outstanding share options	5,292
Strike Price CHF2.51 to 3.00 | Later than six years and not later than seven years
Share-based compensation
Outstanding share options		2,464,890